Intangible Assets, Net - Summary of Intangible Assets Consisted (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (89,914)	$ (76,475)
Total intangible assets, net	55,842	33,944
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	27,888	28,707
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	104,224	68,283
Technology knowhow [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 13,644	$ 13,429